Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0000790816
Registrant Name	BRANDYWINE REALTY TRUST
Registration File Number	333-270133
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A